Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2011
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary) | SMALL COMPANY GROWTH PORTFOLIO | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSHX
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary) | SMALL COMPANY GROWTH PORTFOLIO | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSLX
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary) | SMALL COMPANY GROWTH PORTFOLIO | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSGX
U.S. REAL ESTATE PORTFOLIO (Prospectus Summary) | U.S. REAL ESTATE PORTFOLIO | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUHX
U.S. REAL ESTATE PORTFOLIO (Prospectus Summary) | U.S. REAL ESTATE PORTFOLIO | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSULX
U.S. REAL ESTATE PORTFOLIO (Prospectus Summary) | U.S. REAL ESTATE PORTFOLIO | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUSX